UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08245
                                                    ----------

                           Phoenix Equity Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,            John H. Beers, Esq.
Counsel and Secretary for Registrant         Vice President and Counsel
    Phoenix Life Insurance Company         Phoenix Life Insurance Company
           One American Row                       One American Row
       Hartford, CT 06103-2899                Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                     Date of reporting period: May 31, 2007
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Phoenix Growth & Income Fund

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)

                                                   SHARES       VALUE
                                                   ------    ------------
DOMESTIC COMMON STOCKS--97.4%

AEROSPACE & DEFENSE--3.9%
Boeing Co. (The)                                    8,200    $    824,838
General Dynamics Corp.                              7,900         633,896
Honeywell International, Inc.                      29,200       1,690,972
Lockheed Martin Corp.                              20,600       2,020,860
Northrop Grumman Corp.                             13,800       1,043,418
Raytheon Co.                                       15,600         867,360
United Technologies Corp.                          53,700       3,788,535
                                                             ------------
                                                               10,869,879
                                                             ------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp.                                         6,800         759,016
United Parcel Service, Inc. Class B                 5,100         367,047
                                                             ------------
                                                                1,126,063
                                                             ------------
AIRLINES--0.4%
AMR Corp.(b)                                       18,400         521,640
Continental Airlines, Inc. Class B(b)               6,000         241,020
US Airways Group, Inc.(b)                           9,500         338,675
                                                             ------------
                                                                1,101,335
                                                             ------------
APPAREL RETAIL--0.3%
Gap, Inc. (The)                                    47,900         887,108

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
VF Corp.                                            8,500         797,130

APPLICATION SOFTWARE--0.2%
Aspen Technology, Inc.(b)                          29,400         436,884
Intuit, Inc.(b)                                     5,800         176,900
                                                             ------------
                                                                  613,784
                                                             ------------
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Bank of New York Co., Inc. (The)                   27,500       1,115,400
Federated Investors, Inc. Class B                  14,900         580,206
Franklin Resources, Inc.                            8,500       1,153,790
Mellon Financial Corp.                             11,800         511,294
Northern Trust Corp.                               15,300         995,724
State Street Corp.                                 15,700       1,071,839
                                                             ------------
                                                                5,428,253
                                                             ------------
AUTO PARTS & EQUIPMENT--0.3%
Lear Corp.(b)                                      26,800         955,956

                                                   SHARES       VALUE
                                                   ------    ------------
AUTOMOBILE MANUFACTURERS--0.1%
General Motors Corp.                                5,200    $    155,948

BIOTECHNOLOGY--1.3%
Amgen, Inc.(b)                                      6,700         377,411
Biogen Idec, Inc.(b)                               15,800         825,076
Cephalon, Inc.(b)                                  14,600       1,211,946
OSI Pharmaceuticals, Inc.(b)                       31,000       1,170,560
                                                             ------------
                                                                3,584,993
                                                             ------------
BREWERS--0.9%
Anheuser-Busch Cos., Inc.                          29,700       1,584,198
Molson Coors Brewing Co. Class B                    8,500         778,345
                                                             ------------
                                                                2,362,543
                                                             ------------
BROADCASTING & CABLE TV--0.9%
CBS Corp. Class B                                  78,900       2,624,214

BUILDING PRODUCTS--0.3%
Masco Corp.                                        27,400         827,754

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.                        22,100         946,322

COMMUNICATIONS EQUIPMENT--2.6%
Avaya, Inc.(b)                                     25,700         411,200
Cisco Systems, Inc.(b)                            177,000       4,764,840
Harris Corp.                                        8,700         434,304
Motorola, Inc.                                     81,800       1,487,942
                                                             ------------
                                                                7,098,286
                                                             ------------
COMPUTER & ELECTRONICS RETAIL--0.1%
GameStop Corp. Class A(b)                           5,700         210,786

COMPUTER HARDWARE--3.7%
Hewlett-Packard Co.                                90,900       4,155,039
International Business Machines Corp.              55,600       5,926,960
Sun Microsystems, Inc.(b)                          44,800         228,480
                                                             ------------
                                                               10,310,479
                                                             ------------
COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(b)                                       21,600         364,824
Emulex Corp.(b)                                    27,200         603,568
Lexmark International, Inc. Class A(b)              7,900         410,247
                                                             ------------
                                                                1,378,639
                                                             ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
PACCAR, Inc.                                        3,400         296,582

Phoenix Growth & Income Fund

                                                   SHARES       VALUE
                                                   ------    ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--(CONTINUED)
Toro Co. (The)                                     11,300    $    676,079
                                                             ------------
                                                                  972,661
                                                             ------------
CONSUMER FINANCE--0.9%
American Express Co.                               33,600       2,183,328
AmeriCredit Corp.(b)                               12,800         339,840
                                                             ------------
                                                                2,523,168
                                                             ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.6%
Automatic Data Processing, Inc.                    26,200       1,302,140
CheckFree Corp.(b)                                  9,800         384,650
Computer Sciences Corp.(b)                          4,700         260,380
Electronic Data Systems Corp.                      40,400       1,163,924
Fiserv, Inc.(b)                                    23,000       1,362,750
                                                             ------------
                                                                4,473,844
                                                             ------------
DEPARTMENT STORES--1.4%
Federated Department Stores, Inc.(b)               45,700       1,824,801
Penney (J.C.) Co., Inc.                            26,000       2,092,480
                                                             ------------
                                                                3,917,281
                                                             ------------
DIVERSIFIED BANKS--2.6%
Comerica, Inc.                                     10,400         653,432
Wachovia Corp.                                     59,000       3,197,210
Wells Fargo & Co.                                  94,100       3,396,069
                                                             ------------
                                                                7,246,711
                                                             ------------
DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The)                             22,300       1,011,974
PPG Industries, Inc.                                3,700         281,903
                                                             ------------
                                                                1,293,877
                                                             ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp.                              7,700         771,001

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc. Class B
  (Indonesia)(c)                                    3,400         267,580

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Emerson Electric Co.                               48,300       2,340,135

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Agilent Technologies, Inc.(b)                      17,600         671,792
Vishay Intertechnology, Inc.(b)                    20,600         367,092
                                                             ------------
                                                                1,038,884
                                                             ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Covanta Holding Corp.(b)                            7,900         195,920

                                                   SHARES       VALUE
                                                   ------    ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(b)                           9,200    $    178,388

FOOD RETAIL--0.3%
Kroger Co. (The)                                   30,500         924,760

FOOTWEAR--0.5%
Nike, Inc. Class B                                 25,400       1,441,450

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                  18,700         589,050
Family Dollar Stores, Inc.                         17,900         602,335
                                                             ------------
                                                                1,191,385
                                                             ------------
HEALTH CARE DISTRIBUTORS--1.3%
Cardinal Health, Inc.                              25,700       1,862,222
McKesson Corp.                                     27,200       1,717,136
                                                             ------------
                                                                3,579,358
                                                             ------------
HEALTH CARE EQUIPMENT--0.5%
Baxter International, Inc.                         26,400       1,500,576

HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc.(b)                     7,700         598,752

HOME IMPROVEMENT RETAIL--0.7%
Sherwin-Williams Co. (The)                         29,600       2,002,144

HOUSEHOLD APPLIANCES--0.4%
Stanley Works (The)                                 9,400         594,362
Whirlpool Corp.                                     4,700         524,755
                                                             ------------
                                                                1,119,117
                                                             ------------
HOUSEHOLD PRODUCTS--1.7%
Clorox Co. (The)                                   24,700       1,658,358
Colgate-Palmolive Co.                               6,500         435,240
Kimberly-Clark Corp.                               32,000       2,270,720
Procter & Gamble Co. (The)                          6,500         413,075
                                                             ------------
                                                                4,777,393
                                                             ------------
HOUSEWARES & SPECIALTIES--0.5%
Newell Rubbermaid, Inc.                            39,400       1,251,738

HYPERMARKETS & SUPER CENTERS--1.0%
Wal-Mart Stores, Inc.                              58,000       2,760,800

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Constellation Energy Group, Inc.                   16,800       1,541,736

INDUSTRIAL CONGLOMERATES--1.7%
3M Co.                                              5,300         466,188
General Electric Co.                              113,200       4,254,056
                                                             ------------
                                                                4,720,244
                                                             ------------

Phoenix Growth & Income Fund

                                                   SHARES       VALUE
                                                   ------    ------------
INDUSTRIAL MACHINERY--1.3%
Dover Corp.                                         6,500    $    325,325
Eaton Corp.                                        23,100       2,165,394
Gardner Denver, Inc.(b)                             8,400         345,996
Parker Hannifin Corp.                               8,700         881,832
                                                             ------------
                                                                3,718,547
                                                             ------------
INSURANCE BROKERS--0.2%
AON Corp.                                          11,500         493,580

INTEGRATED OIL & GAS--8.6%
Chevron Corp.                                      41,900       3,414,431
ConocoPhillips                                     14,700       1,138,221
Exxon Mobil Corp.                                 163,900      13,631,563
Marathon Oil Corp.                                  7,700         953,337
Occidental Petroleum Corp.                         85,900       4,721,923
                                                             ------------
                                                               23,859,475
                                                             ------------
INTEGRATED TELECOMMUNICATION SERVICES--4.7%
AT&T, Inc.                                        162,835       6,731,599
Citizens Communications Co.                        64,800       1,027,080
Qwest Communications International, Inc.(b)       126,800       1,304,772
Verizon Communications, Inc.                       89,500       3,895,935
                                                             ------------
                                                               12,959,386
                                                             ------------
INTERNET RETAIL--0.4%
Expedia, Inc.(b)                                   20,600         495,018
IAC/InterActiveCorp.(b)                            17,300         598,580
                                                             ------------
                                                                1,093,598
                                                             ------------
INTERNET SOFTWARE & SERVICES--0.4%
eBay, Inc.(b)                                      36,100       1,175,416

INVESTMENT BANKING & BROKERAGE--2.0%
Investment Technology Group, Inc.(b)                4,100         166,665
Merrill Lynch & Co., Inc.                          40,600       3,764,838
Morgan Stanley                                     16,600       1,411,664
Piper Jaffray Cos.(b)                               4,600         307,740
                                                             ------------
                                                                5,650,907
                                                             ------------

LEISURE PRODUCTS--0.1%
Mattel, Inc.                                       13,600         380,936

LIFE & HEALTH INSURANCE--3.7%
AFLAC, Inc.                                        20,800       1,099,488
Lincoln National Corp.                             26,400       1,914,000
MetLife, Inc.                                      57,900       3,937,200
Principal Financial Group, Inc. (The)              22,800       1,386,240
Prudential Financial, Inc.                         18,000       1,836,360

                                                   SHARES       VALUE
                                                   ------    ------------

LIFE & HEALTH INSURANCE--(CONTINUED)
StanCorp Financial Group, Inc.                      4,200    $    213,612
                                                             ------------
                                                               10,386,900
                                                             ------------
MANAGED HEALTH CARE--2.4%
Aetna, Inc.                                        31,900       1,688,467
CIGNA Corp.                                         7,200       1,206,936
UnitedHealth Group, Inc.                           38,400       2,103,168
WellPoint, Inc.(b)                                 20,800       1,693,328
                                                             ------------
                                                                6,691,899
                                                             ------------
MORTGAGE REITS--0.1%
American Home Mortgage Investment Corp.             9,800         214,032

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                               4,900         299,341

MOVIES & ENTERTAINMENT--1.3%
Time Warner, Inc.                                  63,600       1,359,132
Viacom, Inc. Class B(b)                            31,200       1,401,504
Walt Disney Co. (The)                              26,200         928,528
                                                             ------------
                                                                3,689,164
                                                             ------------
MULTI-LINE INSURANCE--1.6%
American International Group, Inc.                 52,200       3,776,148
Hartford Financial Services Group, Inc. (The)       3,400         350,778
Unitrin, Inc.                                       3,500         171,430
                                                             ------------
                                                                4,298,356
                                                             ------------
MULTI-UTILITIES--0.3%
PG&E Corp.                                         14,100         694,566

OFFICE ELECTRONICS--0.2%
Xerox Corp.(b)                                     29,800         562,326

OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                           5,000         302,850
Grey Wolf, Inc.(b)                                 60,800         481,536
TODCO(b)                                           14,100         697,386
                                                             ------------
                                                                1,481,772
                                                             ------------
OIL & GAS EQUIPMENT & SERVICES--1.5%
Global Industries Ltd.(b)                          22,500         533,475
Halliburton Co.                                    44,000       1,581,800
National Oilwell Varco, Inc.(b)                    13,300       1,256,185
Tidewater, Inc.                                    12,200         805,200
                                                             ------------
                                                                4,176,660
                                                             ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.6%
Bank of America Corp.                             162,500       8,240,375
Citigroup, Inc.                                    75,801       4,130,397

Phoenix Growth & Income Fund

                                                   SHARES       VALUE
                                                   ------    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
JPMorgan Chase & Co.                              115,100    $  5,965,633
                                                             ------------
                                                               18,336,405
                                                             ------------
PACKAGED FOODS & MEATS--1.6%
Campbell Soup Co.                                  24,100         956,770
ConAgra Foods, Inc.                                36,600         933,300
General Mills, Inc.                                21,000       1,286,040
Heinz (H.J.) Co.                                   22,700       1,080,066
Kraft Foods, Inc. Class A                           5,466         184,969
                                                             ------------
                                                                4,441,145
                                                             ------------
PERSONAL PRODUCTS--0.3%
NBTY, Inc.(b)                                      13,200         693,396

PHARMACEUTICALS--5.6%
Endo Pharmaceuticals Holdings, Inc.(b)             14,400         508,608
Forest Laboratories, Inc.(b)                       19,500         988,845
Johnson & Johnson                                  89,900       5,687,973
Merck & Co., Inc.                                  32,000       1,678,400
Pfizer, Inc.                                      201,000       5,525,490
Sepracor, Inc.(b)                                   8,300         404,210
Wyeth                                              13,900         803,976
                                                             ------------
                                                               15,597,502
                                                             ------------
PROPERTY & CASUALTY INSURANCE--2.6%
Allstate Corp. (The)                               55,100       3,388,650
Chubb Corp. (The)                                   9,800         537,726
Philadelphia Consolidated Holding Co.(b)            5,100         210,120
Progressive Corp. (The)                            25,900         596,995
Travelers Cos., Inc. (The)                         48,100       2,605,577
                                                             ------------
                                                                7,339,068
                                                             ------------
RAILROADS--0.6%
Burlington Northern Santa Fe Corp.                 11,100       1,033,743
Norfolk Southern Corp.                             12,000         694,560
                                                             ------------
                                                                1,728,303
                                                             ------------
REGIONAL BANKS--0.7%
Bank of Hawaii Corp.                                8,800         470,888
KeyCorp                                            21,300         758,493
SunTrust Banks, Inc.                                4,600         410,734
Synovus Financial Corp.                            10,500         347,130
                                                             ------------
                                                                1,987,245
                                                             ------------
RESIDENTIAL REITS--0.2%
Archstone-Smith Trust                               7,100         438,070

RESTAURANTS--1.6%
McDonald's Corp.                                   62,400       3,154,320

                                                   SHARES       VALUE
                                                   ------    ------------
RESTAURANTS--(CONTINUED)
Yum! Brands, Inc.                                  20,200    $  1,367,944
                                                             ------------
                                                                4,522,264
                                                             ------------
SEMICONDUCTOR EQUIPMENT--0.8%
Applied Materials, Inc.                            35,600         679,960
Lam Research Corp.(b)                               7,700         413,182
Novellus Systems, Inc.(b)                          22,600         693,594
Teradyne, Inc.(b)                                  21,800         371,036
                                                             ------------
                                                                2,157,772
                                                             ------------
SEMICONDUCTORS--1.8%
Amkor Technology, Inc.(b)                          26,700         379,674
Atmel Corp.(b)                                     42,800         239,252
Integrated Device Technology, Inc.(b)              37,600         564,376
Intel Corp.                                        61,700       1,367,889
International Rectifier Corp.(b)                    7,400         268,102
ON Semiconductor Corp.(b)                          28,500         306,090
Texas Instruments, Inc.                            51,500       1,821,040
                                                             ------------
                                                                4,946,423
                                                             ------------
SOFT DRINKS--1.2%
Coca-Cola Co. (The)                                38,700       2,050,713
Pepsi Bottling Group, Inc. (The)                   33,900       1,186,161
                                                             ------------
                                                                3,236,874
                                                             ------------
SPECIALIZED REITS--0.2%
FelCor Lodging Trust, Inc.                         25,300         662,607

SPECIALTY CHEMICALS--0.3%
Fuller (H.B.) Co.                                  13,800         376,050
Rohm and Haas Co.                                   7,100         376,371
                                                             ------------
                                                                  752,421
                                                             ------------
STEEL--0.9%
AK Steel Holding Corp.(b)                          10,400         361,088
Chaparral Steel Co.                                 5,300         387,960
Cleveland-Cliffs, Inc.                              8,600         759,294
Nucor Corp.                                        10,600         715,924
United States Steel Corp.                           2,900         328,164
                                                             ------------
                                                                2,552,430
                                                             ------------
SYSTEMS SOFTWARE--3.9%
BMC Software, Inc.(b)                              15,200         503,728
McAfee, Inc.(b)                                     6,600         242,616
Microsoft Corp.                                   201,900       6,192,273
Oracle Corp.(b)                                   131,700       2,552,346
Symantec Corp.(b)                                  68,100       1,361,319
                                                             ------------
                                                               10,852,282
                                                             ------------

Phoenix Growth & Income Fund

                                                   SHARES       VALUE
                                                   ------    ------------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(b)                          4,000    $    164,200

TOBACCO--0.9%
Altria Group, Inc.                                  7,700         547,470
Loews Corp. - Carolina Group                       24,900       1,935,975
                                                             ------------
                                                                2,483,445
                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                70,900       1,620,065
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $181,108,600)                                270,247,153
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--1.5%

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd. (United States)            27,900         930,744

INDUSTRIAL MACHINERY--1.1%
Ingersoll-Rand Co. Ltd. Class A (United States)    60,200       3,090,066

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)             3,300         269,148
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,063,999)                                    4,289,958
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $183,172,599)                                274,537,111
                                                             ------------

                                                  PAR VALUE
                                                    (000)       VALUE
                                                   ------    ------------

SHORT-TERM INVESTMENTS--0.7%


COMMERCIAL PAPER(d)--0.7%
Sysco Corp. 5.24%, 6/6/07                        $  1,900    $  1,898,617
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,898,617)                                    1,898,617
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $185,071,216)                                276,435,728(a)

Other assets and liabilities, net--0.4%                         1,168,840
                                                             ------------
NET ASSETS--100.0%                                           $277,604,568
                                                             ============

REIT (REAL ESTATE INVESTMENT TRUST)
Publicly traded companies that own develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $90,527,586 and gross depreciation of $618.662 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $186,526,804.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign security country determination" in the Notes to Schedule of Investments.
(d)  The rate shown is the discount rate.

PHOENIX EQUITY SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies consistently followed by the Equity Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

                                       1
ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       July 30, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       July 30, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       July 30, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.